Other Non-Current Assets - Long-term deposit accounts (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Feb. 10, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Feb. 01, 2019 EUR (€) item
Other Non Current Assets [Line Items]
Maximum indemnification amount		€ 2,000
Bank guarantee and pledge of gradual rate deposit account	€ 1,700
Amount of pledge as a percentage of sum not covered by the indemnity to be received				50.00%
Period for tax credit recoverable if not used by the Company to pay income tax	5 years
Pledge over cash, two
Other Non Current Assets [Line Items]
Bank guarantee and pledge of gradual rate deposit account	€ 1,000
Tax Disputees With French Tax Authorities
Other Non Current Assets [Line Items]
Number of pledges over cash | item	2			2
Bank guarantee and pledge of gradual rate deposit account	€ 1,700			€ 1,700
Tax Disputees With French Tax Authorities | Pledge over cash, one
Other Non Current Assets [Line Items]
Number of pledges over cash | item				1
Bank guarantee and pledge of gradual rate deposit account				€ 700
Amount of pledge as a percentage of sum not covered by the indemnity to be received				50.00%
Tax Disputees With French Tax Authorities | Pledge over cash, two
Other Non Current Assets [Line Items]
Bank guarantee and pledge of gradual rate deposit account			€ 1,000
Crdit Agricole bank
Other Non Current Assets [Line Items]
Number of pledges over cash | item	2
Amount of pledge as a percentage of sum not covered by the indemnity to be received	50.00%
Crdit Agricole bank | If dispute remains unresolved
Other Non Current Assets [Line Items]
Bank guarantee and pledge of gradual rate deposit account	€ 3,400
Crdit Agricole bank | Pledge over cash, one
Other Non Current Assets [Line Items]
Number of pledges over cash | item	1
Bank guarantee and pledge of gradual rate deposit account	€ 700
Crdit Agricole bank | Tax Disputees With French Tax Authorities
Other Non Current Assets [Line Items]
Bank guarantee and pledge of gradual rate deposit account	3,400			€ 3,400
Socit Gnrale
Other Non Current Assets [Line Items]
Bank guarantee and pledge of gradual rate deposit account	101
Loan amount	€ 254